Statement of Changes in Net Assets Available for Plan Benefits - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 1,800,358
Interest and dividend income	19,358
Total investment income	1,819,716
Interest on notes receivable from participants	3,196
Contributions:
Employee contributions	247,952
Employee rollovers from other qualified plans	40,100
Employer contributions	155,591
Total contributions	443,643
Total additions	2,266,555
Deductions from net assets attributed to:
Participant withdrawals	1,025,183
Administrative expenses	353
Total deductions	1,025,536
Net increase before asset transfer	1,241,019
Net assets available for plan benefits at:
Beginning of year	8,208,332
End of year	$ 9,449,351